Prepayments and Other Assets	12 Months Ended
Dec. 31, 2021
Prepayments and Other Assets
Prepayments and Other Assets

7.    Prepayments and Other Assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2020	2021
Prepayments and other current assets
Advance to suppliers	3,882	12,529
Prepayment for share repurchase (1)	—	10,355
Deferred professional costs	—	3,049
Rental deposits	136	438
VAT recoverable (2)	92	621
Receivables from third party payment platforms	256	175
Interest receivable	—	123
Others	27	592
Total prepayments and other current assets	4,393	27,882

Other non-current assets
Rental deposits	1,547	1,818
Deferred initial public offering related costs	182	—
Total other non-current assets	1,729	1,818
(1)	As of December 31, 2021, prepayment for share repurchase represented the advanced payment by the Group to a bank engaged by the Group for the Share Repurchase Program (Note 15).
(2)	VAT recoverable represented the balances that the Group can utilize to deduct its VAT liabilities within the next 12 months.